As filed with the Securities and Exchange Commission on March 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21631

                         RMK Advantage Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                   RMK ADVANTAGE INCOME FUND, INC.

                                                 SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                          DECEMBER 31, 2004
      Principal
       Amount/                                                                        NRSRO                               Market
        Shares             Description                                                Rating            Cost            Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 14.3% OF NET ASSETS
                        COLLATERALIZED BOND OBLIGATION - 2.1%
       4,200,000   Restructured Asset Backed 2003-3A A3, 2.56% 1/29/22 (a)             AA-                3,344,250       3,344,250
       5,000,000   Witherspoon 2004-1A COM1, Zero Coupon Bond 9/15/39                  BBB+               5,000,000       5,000,000
                                                                                                   ---------------------------------
                                                                                                    $     8,344,250  $    8,344,250
                                                                                                   ---------------------------------
                   FRANCHISE LOANS - 0.1%
       1,000,000   FMAC Loan Trust 1997-A C, 7.90% 4/15/19 (a)                         BBB                  652,927         652,600
                   EQUIPMENT LEASES - 5.6%
       8,586,169   AERCO 2A A3, 2.55% 7/15/25                                          BBB                6,381,990       6,375,231
       8,000,000   Aircraft Finance Trust 1999-1A A1, 2.883% 5/15/24                   BBB                5,563,100       5,560,000
      15,000,000   Lease Investment Flight Trust 1 A1, 2.49% 7/15/31                   BBB               10,312,614      10,387,500
                                                                                                   ---------------------------------
                                                                                                    $    22,257,704  $   22,322,731
                                                                                                   ---------------------------------

                   HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 5.3%
       7,613,000   Ace Securities 2004-HE3 M11, 5.46% 11/25/34                         BBB-               6,228,742       6,222,790
       4,000,000   Ace Securities 2004-HE4 M11, 5.694% 12/25/34                        BBB-               3,201,109       3,198,840
       2,000,000   First Franklin Nim Trust 2004-FF5 N5, 8.594% 8/25/34 (a)            BBB                2,000,000       2,000,000
      10,046,243   Long Beach Mortgage 2001-1 M2, 2.91% 4/21/31                        A                  9,753,023       9,713,512
                                                                                                   ---------------------------------
                                                                                                    $    21,182,874  $   21,135,142
                                                                                                   ---------------------------------

                   MANUFACTURED HOUSING LOANS - 1.2%
       5,000,000   Madison Avenue Manufactured Housing 2002-A M1, 3.63% 3/25/32        A+                 4,713,336       4,717,675
                                                                                                   ---------------------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                                    $    57,151,091  $   57,172,398
                                                                                                   ---------------------------------
ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 49.0% OF NET ASSETS
                        CERTIFICATE-BACKED OBLIGATIONS - 1.7%
       5,000,000   INCAPS Funding 2003-2A SIN, Zero Coupon Bond 1/15/34 (a)            Non-rated          4,850,662       4,850,000
       2,000,000   US Capital Funding III, Zero Coupon Bond 12/1/35 (a)                Non-rated          2,000,000       2,000,000
                                                                                                   ---------------------------------
                                                                                                    $     6,850,662  $    6,850,000
                                                                                                   ---------------------------------
                   COLLATERALIZED BOND OBLIGATION - 2.9%
       4,000,000   Hewett's Island 2004-1A COM, Zero Coupon Bond 12/15/16              BB                 4,000,000       4,000,000
       6,000,000   Prestl XVI Combination Notes, Zero Coupon Bond 3/23/35 (a)          Non-rated          6,000,000       6,000,000
       1,500,000   Sutter 1999-1X A4, 8.442% 11/30/11                                  BB+                1,440,844       1,440,000
                                                                                                   ---------------------------------
                                                                                                    $    11,440,844  $   11,440,000
                                                                                                   ---------------------------------
                   COMMERCIAL LOANS - 6.5%
       1,171,422   Banc of America 2000-1 M, 6.00% 11/15/31 (a)                        B-                   762,466         765,395
      32,481,344   Enterprise Mortgage 2000-1 A2, 8.21% 1/15/27 (a)                    B-                18,334,101      18,189,553
       3,750,000   Lehman Brothers 2002-LLFA L, 3.50% 6/14/17 (a)                      BB+                3,712,795       3,712,500
       4,000,000   Merrill Lynch 204-WMC3 B4, 5.00% 1/25/35 (a)                        BB+                3,319,060       3,323,360
                                                                                                   ---------------------------------
                                                                                                    $    26,128,422  $   25,990,808
                                                                                                   ---------------------------------
                   CREDIT CARDS - 2.6%
      15,000,000   Nextcard 2000-1 A C, 3.75% 12/15/06 (a)                             CCC-              10,867,520      10,612,500

                   EQUIPMENT LEASES - 6.6%
       6,000,000   Airplanes Pass Through Trust 2001-1A A9, 2.953% 3/15/19             BB+                3,184,885       3,180,000
      10,000,000   Embarcadero Aircraft 2000-A A1, 2.35% 8/15/25 (a)                   BB                 5,196,831       5,600,000
       9,000,000   Pegasus Aviation 1999-1A A2, 6.30% 3/25/29 (a)                      CCC+               4,628,196       4,631,580
       7,324,708   Pegasus Aviation 2000-1 A1, 2.805% 3/25/15 (a)                      B-                 3,820,108       3,845,471
      18,000,000   Pegasus Aviation 2001-1A A2, 2.667% 5/10/31 (a)                     BB+                9,215,594       9,180,000
                                                                                                   ---------------------------------
                                                                                                    $    26,045,614  $   26,437,051
                                                                                                   ---------------------------------
                   FRANCHISE LOANS - 10.0%
      13,154,000   ACLB Business Trust 1998-2 B, 6.85% 4/15/20 (a)                     BB                 9,436,406       9,452,201
       5,000,000   ACLB Business Trust 1999-1 A3, 7.385% 8/15/20 (a)                   B+                 4,380,107       4,381,700
       3,000,000   Captec Franchise 1999-1 A2, 7.278% 4/25/11 (a)                      BB                 2,867,076       2,988,600
       5,000,000   Captec Franchise 2000-1 A2, 8.155% 6/15/13 (a)                      BB-                4,415,154       4,412,150
       1,617,000   Falcon Franchise 2001-1 F, 6.50% 1/5/23                             CCC+               1,198,919       1,086,236
      13,436,390   FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                      DDD                9,908,477      10,081,444
      10,747,458   FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                      B                  7,695,740       7,540,105
                                                                                                   ---------------------------------
                                                                                                    $    39,901,879  $   39,942,436
                                                                                                   ---------------------------------
                   HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 11.3%
       9,950,000   Ace Securities 2004-HE3 B, 5.459% 11/25/34 (a)                      BB+                7,514,962       7,504,489
       4,500,000   Ace Securities 2004-HE4 B, 5.694% 12/25/34 (a)                      Non-rated          3,198,684       3,195,000
       2,000,000   Equifirst Mortgage 2004-3 B1, 5.708% 12/25/34 (a)                   BB+                1,648,839       1,647,820
       7,038,000   Equifirst Mortgage 2004-3 B2, 5.708% 12/25/34 (a)                   BB                 5,489,766       5,485,276
       6,778,000   First Franklin 2004-FF11 B1, 5.431% 1/25/35 (a)                     Non-rated          5,489,939       5,488,079

      Principal
       Amount/                                                                        NRSRO                               Market
        Shares             Description                                                Rating            Cost            Value (b)

       6,778,000   First Franklin 2004-FF11 B2, 5.431% 1/25/35 (a)                     Non-rated          5,290,067       5,287,925
      10,000,000   Long Beach Mortgage 2001-4 M3, 4.683% 3/25/32                       BB-                8,917,615       8,775,000
       9,312,000   Merrill Lynch 204-WMC1 B4, 5.181% 10/25/34 (a)                      BB+                7,916,738       7,915,200
                                                                                                   ---------------------------------
                                                                                                    $    45,466,610  $   45,298,789
                                                                                                   ---------------------------------
                   MANUFACTURED HOUSING LOANS - 7.4%
      14,390,899   Bombardier Capital 2000-A A2, 7.575% 6/15/30                        CC                11,684,696      11,262,318
       3,000,000   Green Tree Financial 1996-7 B1, 7.70% 10/15/27                      CCC-                 940,887         954,630
      17,000,000   Green Tree Financial 1998-3 M1, 6.86% 3/1/30                        B-                 7,369,876       7,320,710
      13,025,000   Green Tree Financial 1998-8 M1, 6.98% 9/1/30                        B-                 5,878,074       5,686,715
       7,000,000   Green Tree Financial 1999-4 M1, 7.60% 5/1/31                        CCC-               1,410,463       1,406,230
       3,947,399   Oakwood Mortgage 2001-C A4, 7.405% 12/15/30                         CCC                2,998,991       2,921,075
                                                                                                   ---------------------------------
                                                                                                    $    30,282,987  $   29,551,678
                                                                                                   ---------------------------------
                                                                                                   ---------------------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE                                               $   196,984,538  $  196,123,262
                                                                                                   ---------------------------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 25.2% OF NET ASSETS
                  BASIC MATERIALS - 1.0%
       4,000,000   Foamex L.P., 10.75% Bond 4/1/09                                     B-                 3,794,810       3,910,000

                   BUSINESS SERVICES - 1.9%
       2,000,000   Comforce Operating, 12.00% 12/1/07                                  CC                 2,000,000       2,000,000
         500,000   Danka Business, 10.00% Bond 4/1/08                                  Non-rated            483,118         482,500
       4,000,000   MSX International, 11.375% Bond 1/15/08                             CCC+               3,279,853       3,305,000
       2,000,000   Team Health, 9.00% Bond 4/1/12 (a)                                  B-                 1,995,033       1,955,000
                                                                                                   ---------------------------------
                                                                                                    $     7,758,004  $    7,742,500
                                                                                                   ---------------------------------
                   CONSTRUCTION - 0.5%
       1,500,000   Integrated Electrical Services, 9.375% Bond 2/1/09                  CCC                1,376,513       1,335,270
         500,000   Integrated Electrical Services, 9.375% Bond 2/1/09                  CCC+                 461,435         461,165
                                                                                                   ---------------------------------
                                                                                                    $     1,837,948  $    1,796,435
                                                                                                   ---------------------------------

                   ELECTRONICS - 0.7%
       2,652,000   Knowles Electronics, 13.125% Bond 10/15/09                          CCC                2,781,485       2,764,710

                   ENERGY - 1.9%
       3,750,000   Abraxas Petroleum, Zero Coupon Bond 12/1/09 (a)                     Non-rated          3,729,764       3,735,938
       1,750,000   Calpine, 8.75% Bond 7/15/13 (a)                                     B                  1,435,238       1,431,885
       3,000,000   Calpine, 9.875% Bond 12/1/11 (a)                                    B                  2,550,784       2,595,000
                                                                                                   ---------------------------------
                                                                                                    $     7,715,786  $    7,762,823
                                                                                                   ---------------------------------
                   FINANCE - 1.5%
       3,850,000   Advanta Capital Trust, 8.99% 12/17/26                               CCC                3,785,904       3,753,750
       2,000,000   Labranche, 11.00% Bond 5/15/12                                      B                  2,151,081       2,148,860
                                                                                                   ---------------------------------
                                                                                                    $     5,936,985  $    5,902,610
                                                                                                   ---------------------------------

                   FOOD - 0.2%
       1,000,000   Land O Lakes, 7.45% Bond 3/15/28 (a)                                CCC                  655,091         655,000

                   INDEXES - 6.4%
      15,000,000   Dow Jones CDX HY T1, 7.75% Bond 12/29/09 (a)                        B-                15,422,686      15,431,250
      10,000,000   Dow Jones CDX HY T4, 10.50% Bond 12/29/09 (a)                       Non-rated         10,061,326      10,075,000
                                                                                                   ---------------------------------
                                                                                                    $ 25,484,012.00  $25,506,250.00
                                                                                                   ---------------------------------
                   INSURANCE - 0.1%
         600,000   Zurich Reinsurance, 7.125% Bond 10/15/23                            BB+                  380,690         382,542

                   MANUFACTURING - 3.2%
       2,000,000   Consolidated Container, 10.125% Bond 7/15/09                        CCC                1,946,150       1,945,000
         400,000   Dura Operating, 9.00% Bond 5/1/09                                   B-                   385,964         386,716
       2,915,000   GSI Group, 10.25% Bond 11/1/07                                      CCC+               2,910,219       2,925,115
       5,000,000   US Can, 12.375% Bond 10/1/10                                        CCC+               4,568,429       4,800,000
       3,000,000   VITRO S.A., 11.75% Bond 11/1/13 (a)                                 B-                 2,940,424       2,902,500
                                                                                                   ---------------------------------
                                                                                                    $    12,751,186  $   12,959,331
                                                                                                   ---------------------------------
                   RETAIL - 0.1%
         475,000   General Nutrition Center, 8.50% Bond 12/1/10                        CCC+                 448,089         448,281

                   TELECOMMUNICATIONS - 6.2%
       4,412,000   American Cellular, 10.00% Bond 8/1/11                               B-                 3,756,664       3,755,715
       3,400,000   BARAK I.T.C., 12.50% Bond 11/15/07 (e)                              CCC                1,968,800       1,666,000
       3,000,000   Call-Net Enterprises, 10.625% Bond 12/31/08 (e)                     B-                 2,934,132       2,932,500
       5,000,000   Charter, 10.00% Bond 5/15/11                                        CCC-               3,970,340       4,275,000
       3,500,000   Level 3 Financing, 10.75% Bond 10/15/11`(a)                         CC                 3,121,461       3,167,500
       2,750,000   Primus Telecommunications, 8.00% Bond 1/15/14                       CCC                2,312,380       2,314,978


      Principal
       Amount/                                                                        NRSRO                               Market
        Shares             Description                                                Rating            Cost            Value (b)

       2,000,000   Rural Cellular, 9.75% Bond 1/15/10                                  CCC                1,811,138       1,806,280
       3,000,000   Time Warner, 10.125% Bond 2/1/11                                    CCC+               2,918,393       2,947,500
       2,000,000   Transtel S.A., 12.50% Bond 12/31/08 (a)                             Non-rated          1,866,710       1,870,000
                                                                                                   ---------------------------------
                                                                                                    $    24,660,018  $   24,735,473
                                                                                                   ---------------------------------
                   TOBACCO - 1.0%
       4,715,000   North Atlantic Trading, 9.25% Bond 3/1/12                           B-                 4,528,579       4,019,490

                   TRANSPORTATION - 0.4%
       1,630,000   Greyhound Lines, 11.50% Bond 4/15/07                                CCC-               1,637,862       1,654,450

                   TRAVEL - 0.1%
         500,000   Worldspan Financial, 9.625% Bond 6/15/11                            B-                   483,879         487,195
                                                                                                   ---------------------------------
TOTAL ORATE BONDS - NON-INVESTMENT GRADE                                                            $   100,854,424  $  100,727,090
                                                                                                   ---------------------------------

MORTGAGE BACKED SECURITIES - 2.1% OF NET ASSETS
                     COLLATERALIZED MORTGAGE OBLIGATION - 2.1%
                     Harborview Mortgage 2004-8 X, 1.446% 11/19/34 interest-only strips  AAA                6,244,232     6,358,807
       2,310,000     Sasco Net Interest 2004-6XS B, 5.00% 3/28/34 (a)                    BB+                2,108,704     2,107,875
                                                                                                   ---------------------------------
TOTAL MORTGAGE BACKED SECURITIES                                                                    $       8,352,936     8,466,682
                                                                                                   ---------------------------------

COMMON STOCKS - 5.6% OF NET ASSETS
             200   American Italian Pasta Company                                                             3,810           4,650
          23,310   Andrx Corporation (d)                                                                    400,688         508,857
           9,100   Exxon Mobil Corporation                                                                  448,994         466,466
          36,350   Hancock Fabrics, Inc.                                                                    347,463         376,950
          19,600   Intersil Corporation                                                                     309,024         327,516
         112,000   iShares Russell 3000 Value Index Fund                                                  9,296,780       9,719,360
          10,500   Kerr-McGee Corporation                                                                   597,739         606,795
           6,900   Kinder Morgan Energy Partners, L.P.                                                      305,713         305,877
          47,800   Limited Brands, Inc.                                                                   1,133,666       1,100,356
           7,300   Magyar Tavkozlesi Rt.                                                                    150,115         178,193
         125,500   MCG Capital Corporation                                                                2,122,092       2,149,815
           8,500   Oceaneering International, Inc. (d)                                                      304,065         317,220
          31,700   OmniVision Technologies, Inc.                                                            558,883         581,695
          10,500   Petroleo Brasileiro S.A.                                                                 383,440         417,690
           1,800   Range Resources Corporation                                                               32,490          36,828
          15,600   Regal Entertainment Group                                                                327,010         323,700
          28,300   SanDisk Corporation (d)                                                                  590,044         706,651
           8,500   Ship Finance International Limited                                                       178,880         174,420
          13,300   Spinnaker Exploration Company (d)                                                        452,510         466,431
           3,400   Stone Energy Corporation (d)                                                             159,714         153,306
          20,900   The Home Depot, Inc.                                                                     878,807         893,266
          19,600   Tidewater, Inc.                                                                          619,777         697,956
          16,700   Tsakos Energy Navigation Limited                                                         688,668         597,693
          40,000   UTStarcom, Inc. (d)                                                                      725,500         886,000
          13,000   VERITAS Software Corporation (d)                                                         280,800         371,150
                                                                                                   ---------------------------------
TOTAL COMMON STOCKS                                                                                 $    21,296,672  $   22,368,841
                                                                                                   ---------------------------------

EURODOLLAR TIME DEPOSITS - 5.2% OF NET ASSETS
                   State Street Bank & Trust Company Eurodollar
                   time deposits dated December 31, 2004, 1.75%
                   maturing at $20,678,015 on January 3, 2005.                                     ---------------------------------
                                                                                                    $    20,675,000  $   20,675,000
                                                                                                   ---------------------------------
                                                                                                   ---------------------------------
TOTAL INVESTMENTS - 101.4% OF NET ASSETS                                                            $   405,314,661  $  405,533,273
                                                                                                   ---------------------------------
OTHER ASSETS AND LIABILITIES, NET - (1.4%) OF NET ASSETS                                                                 (5,459,001)
                                                                                                                     --------------
NET ASSETS                                                                                                           $  400,074,272
                                                                                                                     ===============

     (a)       Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

     (b)       See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

     (c)       The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

     (d)       These securities are non-income producing.

     (e)       These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

    NRSRO      Nationally Recognized Statistical Rating Organization.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Advantage Income Fund, Inc.


By: By: /s/ Carter E. Anthony
        ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: By: /s/ Carter E. Anthony
        ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  February 28, 2005



By: /s/ Joseph C. Weller
    --------------------
     Joseph C. Weller
     Treasurer and Chief Financial Officer

Date:  February 28, 2005